Goodwill and Intangibles - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 176	$ 176	$ 527	$ 527	$ 703	$ 671
Core Deposit Intangible
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 527	$ 527	$ 703	$ 671